TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
Percent of shipping income subject to U.S. federal taxation	4.00%
Operating loss carryforwards	$ 6,931	$ 42,001
Indefinite-lived net operating loss carryforwards	6,931
Operating loss carryforwards, valuation allowance	4,578	5,406
Increase (decrease) in valuation allowance	(828)
Unrecognized tax benefits, interest on income taxes accrued	51	$ 33
Unrecognized tax benefits, decrease resulting from settlements with taxing authorities	$ 94